Insurance Contracts_Insurance Income And Expenses(Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure Of Insurance Income And Expenses
Sub-total	₩ 8,970,992,000,000	$ 8,404,369	₩ 1,201,352,000,000	₩ 1,373,373,000,000
Premium income	8,234,731,000,000		1,190,422,000,000	1,363,005,000,000
Reinsurance income	564,894,000,000		10,930,000,000	10,368,000,000
Separate account income	118,080,000,000		0	0
Income of change in reinsurance assets	49,466,000,000		0	0
Other insurance income	3,821,000,000		0	0
Sub-total	8,377,282,000,000	7,848,159	1,319,155,000,000	1,478,987,000,000
Insurance claims paid	2,945,158,000,000		158,789,000,000	100,581,000,000
Dividend expenses	6,233,000,000		910,000,000	607,000,000
Refunds of surrender value	2,193,843,000,000		690,207,000,000	634,168,000,000
Reinsurance expenses	652,910,000,000		12,286,000,000	12,757,000,000
Policy reserve appropriation	1,644,389,000,000	$ 1,540,527	366,145,000,000	659,501,000,000
Separate account expenses	65,773,000,000		(207,000,000)	(377,000,000)
Insurance operating expenses	293,591,000,000		(9,903,000,000)	(3,348,000,000)
Amortisation Deferred Acquisition Costs Arising From Insurance Contracts	361,909,000,000		100,928,000,000	75,098,000,000
Expenses of change in reinsurance assets	(126,000,000)		0	0
Claim survey expenses paid	20,564,000,000		0	0
Other insurance expenses	193,038,000,000		0	0
Net insurance income(expenses)	₩ 593,710,000,000		₩ (117,803,000,000)	₩ (105,614,000,000)